INCOME TAXES (Schedule of Reconciliation of Theoretical Provision For Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 201,466	$ 168,002	$ 76,132
Theoretical tax expenses at the statutory rate of InMode	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 46,337	$ 38,640	$ 17,510
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(29,429)	(37,478)	(16,652)
Different effective tax rates applicable to the Subsidiaries	(1,453)	(2,033)	235
NOL carry back as part of the CARES Act relief	0	0	(2,894)
Valuation allowance	130	40	17
Uncertain tax position	303	1,921	1,416
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	1,842	1,838	1,426
Previous year	0	0	49
Amendment to the Investments Law payment - see also note 14a(2)(b)	12,017	0	0
settlements with the Israeli tax authority net of decrease of related uncertain tax	10,199	0	0
Total taxes on income	$ 39,946	$ 2,928	$ 1,107